Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated other comprehensive (loss) income [Member]	Series A-1 Redeemable Convertible Preferred Stock [Member]	Series A-2 Redeemable Convertible Preferred Stock [Member]	Series B Redeemable Convertible Preferred Stock [Member]	Series C Redeemable Convertible Preferred Stock [Member]	Series D Redeemable Convertible Preferred Stock [Member]
Beginning Balance (in shares) at Dec. 31, 2019						4,000,000	4,427,072	7,341,485	8,016,645	0
Beginning Balance (in shares) at Dec. 31, 2019		1,153,368
Beginning Balance at Dec. 31, 2019						$ 0	$ 7,128	$ 41,854	$ 67,904	$ 0
Beginning Balance at Dec. 31, 2019	$ (82,248)	$ 0	$ 6,913	$ (89,161)
Stock-based compensation expense	2,898		2,898
Exercise of stock options (in shares)		4,500
Exercise of stock options	19		19
Issuance of common stock warrants	75		75
Net loss	(25,646)			(25,646)
Ending Balance (in shares) at Dec. 31, 2020						4,000,000	4,427,072	7,341,485	8,016,645	0
Ending Balance (in shares) at Dec. 31, 2020		1,157,868
Ending Balance at Dec. 31, 2020						$ 0	$ 7,128	$ 41,854	$ 67,904	$ 0
Ending Balance at Dec. 31, 2020	(104,902)	$ 0	9,905	(114,807)
Stock-based compensation expense	842		842
Net loss	(8,827)			(8,827)
Ending Balance (in shares) at Mar. 31, 2021						4,000,000	4,427,072	7,341,485	8,016,645	0
Ending Balance (in shares) at Mar. 31, 2021		1,157,868
Ending Balance at Mar. 31, 2021						$ 0	$ 7,128	$ 41,854	$ 67,904	$ 0
Ending Balance at Mar. 31, 2021	(112,887)	$ 0	10,747	(123,634)
Beginning Balance (in shares) at Dec. 31, 2020						4,000,000	4,427,072	7,341,485	8,016,645	0
Beginning Balance (in shares) at Dec. 31, 2020		1,157,868
Beginning Balance at Dec. 31, 2020						$ 0	$ 7,128	$ 41,854	$ 67,904	$ 0
Beginning Balance at Dec. 31, 2020	(104,902)	$ 0	9,905	(114,807)
Net loss	(23,601)
Ending Balance (in shares) at Jun. 30, 2021						4,000,000	4,427,072	7,341,485	8,016,645	13,053,508
Ending Balance (in shares) at Jun. 30, 2021		1,157,873
Ending Balance at Jun. 30, 2021						$ 0	$ 7,128	$ 41,854	$ 67,904	$ 166,673
Ending Balance at Jun. 30, 2021	(183,427)	$ 0	0	(183,427)
Beginning Balance (in shares) at Dec. 31, 2020						4,000,000	4,427,072	7,341,485	8,016,645	0
Beginning Balance (in shares) at Dec. 31, 2020		1,157,868
Beginning Balance at Dec. 31, 2020						$ 0	$ 7,128	$ 41,854	$ 67,904	$ 0
Beginning Balance at Dec. 31, 2020	(104,902)	$ 0	9,905	(114,807)
Stock-based compensation expense	$ 4,913		4,913
Exercise of stock options (in shares)	296,371	296,371
Exercise of stock options	$ 264		264
Issuance of common stock warrants	268		268
Issuance of convertible preferred stock, net of issuance costs (in shares)										13,053,508
Issuance of convertible preferred stock, net of issuance costs										$ 109,681
Stock divdend (in shares)										790,350
Stock divdend										$ 6,660
Stock divdend	(6,660)		(4,661)	(1,999)
Redemption value										$ 58,649
Redemption value	(58,649)		(10,689)	(47,960)
Net loss	(61,348)			(61,348)
Ending Balance (in shares) at Dec. 31, 2021						4,000,000	4,427,072	7,341,485	8,016,645	13,843,858
Ending Balance (in shares) at Dec. 31, 2021		1,454,239
Ending Balance at Dec. 31, 2021						$ 0	$ 7,128	$ 41,854	$ 67,904	$ 174,990
Ending Balance at Dec. 31, 2021	(226,114)	$ 0	0	(226,114)	$ 0
Beginning Balance (in shares) at Mar. 31, 2021						4,000,000	4,427,072	7,341,485	8,016,645	0
Beginning Balance (in shares) at Mar. 31, 2021		1,157,868
Beginning Balance at Mar. 31, 2021						$ 0	$ 7,128	$ 41,854	$ 67,904	$ 0
Beginning Balance at Mar. 31, 2021	(112,887)	$ 0	10,747	(123,634)
Stock-based compensation expense	958		958
Exercise of stock options (in shares)		5
Issuance of common stock warrants	268		268
Issuance of convertible preferred stock, net of issuance costs (in shares)										13,053,508
Issuance of convertible preferred stock, net of issuance costs										$ 109,681
Stock divdend										1,115
Stock divdend	(1,115)		(1,115)
Redemption value										$ 55,877
Redemption value	(55,877)		(10,858)	(45,019)
Net loss	(14,774)			(14,774)
Ending Balance (in shares) at Jun. 30, 2021						4,000,000	4,427,072	7,341,485	8,016,645	13,053,508
Ending Balance (in shares) at Jun. 30, 2021		1,157,873
Ending Balance at Jun. 30, 2021						$ 0	$ 7,128	$ 41,854	$ 67,904	$ 166,673
Ending Balance at Jun. 30, 2021	(183,427)	$ 0	0	(183,427)
Beginning Balance (in shares) at Dec. 31, 2021						4,000,000	4,427,072	7,341,485	8,016,645	13,843,858
Beginning Balance (in shares) at Dec. 31, 2021		1,454,239
Beginning Balance at Dec. 31, 2021						$ 0	$ 7,128	$ 41,854	$ 67,904	$ 174,990
Beginning Balance at Dec. 31, 2021	(226,114)	$ 0	0	(226,114)	0
Stock-based compensation expense	2,070		2,070
Exercise of stock options (in shares)		15,000
Exercise of stock options	64		64
Stock divdend										2,877
Stock divdend	(2,877)		(2,134)	(743)
Redemption value										$ 1,438
Redemption value	(1,438)			(1,438)
Other comprehensive loss	(6)				(6)
Net loss	(21,892)			(21,892)	0
Ending Balance (in shares) at Mar. 31, 2022						4,000,000	4,427,072	7,341,485	8,016,645	13,843,858
Ending Balance (in shares) at Mar. 31, 2022		1,469,239
Ending Balance at Mar. 31, 2022						$ 0	$ 7,128	$ 41,854	$ 67,904	$ 179,305
Ending Balance at Mar. 31, 2022	(250,193)	$ 0	0	(250,187)	(6)
Beginning Balance (in shares) at Dec. 31, 2021						4,000,000	4,427,072	7,341,485	8,016,645	13,843,858
Beginning Balance (in shares) at Dec. 31, 2021		1,454,239
Beginning Balance at Dec. 31, 2021						$ 0	$ 7,128	$ 41,854	$ 67,904	$ 174,990
Beginning Balance at Dec. 31, 2021	$ (226,114)	$ 0	0	(226,114)	0
Exercise of stock options (in shares)	28,281
Net loss	$ (44,385)
Ending Balance (in shares) at Jun. 30, 2022						4,000,000	4,427,072	7,341,485	8,016,645	13,843,858
Ending Balance (in shares) at Jun. 30, 2022		1,482,520
Ending Balance at Jun. 30, 2022						$ 0	$ 7,128	$ 41,854	$ 67,904	$ 183,668
Ending Balance at Jun. 30, 2022	(275,040)	$ 0	0	(275,033)	(7)
Beginning Balance (in shares) at Mar. 31, 2022						4,000,000	4,427,072	7,341,485	8,016,645	13,843,858
Beginning Balance (in shares) at Mar. 31, 2022		1,469,239
Beginning Balance at Mar. 31, 2022						$ 0	$ 7,128	$ 41,854	$ 67,904	$ 179,305
Beginning Balance at Mar. 31, 2022	(250,193)	$ 0	0	(250,187)	(6)
Stock-based compensation expense	1,969		1,969
Exercise of stock options (in shares)		13,281
Exercise of stock options	41		41
Stock divdend										2,908
Stock divdend	(2,908)		(2,010)	(898)
Redemption value										$ 1,455
Redemption value	(1,455)			(1,455)
Other comprehensive loss	(1)				(1)
Net loss	(22,493)			(22,493)
Ending Balance (in shares) at Jun. 30, 2022						4,000,000	4,427,072	7,341,485	8,016,645	13,843,858
Ending Balance (in shares) at Jun. 30, 2022		1,482,520
Ending Balance at Jun. 30, 2022						$ 0	$ 7,128	$ 41,854	$ 67,904	$ 183,668
Ending Balance at Jun. 30, 2022	$ (275,040)	$ 0	$ 0	$ (275,033)	$ (7)